Significant partly-owned subsidiary	12 Months Ended
Dec. 31, 2019
Interest In Other Entities [Abstract]
Significant partly-owned subsidiary

Note 33	Significant partly-owned subsidiary
The following tables show summarized financial information for our subsidiary with significant non-controlling interest (NCI).
Summarized statements of financial position

	CTV SPECIALTY(1) (2)
FOR THE YEAR ENDED DECEMBER 31	2019	2018
Current assets	314	337
Non-current assets	994	993
Total assets	1,308	1,330
Current liabilities	151	142
Non-current liabilities	192	201
Total liabilities	343	343
Total equity attributable to BCE shareholders	671	685
NCI	294	302

(1)	At December 31, 2019 and 2018, the ownership interest held by NCI in CTV Specialty Television Inc. (CTV Specialty) was 29.9%. CTV Specialty was incorporated and operated in Canada as at such dates.

(2)	CTV Specialty's net assets at December 31, 2019 and 2018 include $8 million and $10 million, respectively, directly attributable to NCI.

Selected income and cash flow information

	CTV SPECIALTY(1)
FOR THE YEAR ENDED DECEMBER 31	2019	2018
Operating revenues	878	857
Net earnings	193	131
Net earnings attributable to NCI	61	42
Total comprehensive income	181	149
Total comprehensive income attributable to NCI	58	47
Cash dividends paid to NCI	65	16

(1)	CTV Specialty's net earnings and total comprehensive income include $5 million directly attributable to NCI for 2019 and $4 million for 2018.